Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Japanese plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
2016	¥ 69,606
2017	69,709
2018	70,611
2019	77,296
2020	78,321
From 2021 to 2025	416,805
Total	782,348
Foreign Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
2016	12,977
2017	13,896
2018	14,947
2019	16,375
2020	17,604
From 2021 to 2025	108,976
Total	¥ 184,775